Label	Element	Value
Destinations Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRINKER CAPITAL DESTINATIONS TRUST
Destinations International Equity Fund
Destinations Equity Income Fund
Destinations Real Assets Fund
Destinations Core Fixed Income Fund
Destinations Multi Strategy Alternatives Fund
(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED MARCH 22, 2021,
TO THE PROSPECTUS DATED JULY 1, 2020, AS SUPPLEMENTED ON AUGUST 3, 2020
AND DECEMBER 16, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	Destinations Real Assets Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Change of Primary Benchmark for the Destinations Real Assets Fund

In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the MSCI World Index to the FTSE World Index because the Adviser believes that the FTSE World Index better reflects the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Destinations Real Assets Fund | FTSE World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017	[1]
Destinations Real Assets Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017	[1]
Destinations Real Assets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017
Destinations Real Assets Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(24.12%)
Destinations Real Assets Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.59%)
Destinations Real Assets Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(31.97%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2018

[1]	This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the MSCI World Index to the FTSE World Index because the Adviser believes that the FTSE World Index better reflects the Fund’s investment strategy.
[2]	The Fund’s Class Z shares commenced operations on July 16, 2018.